Debt (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands						9 Months Ended		12 Months Ended		13 Months Ended
	May 05, 2020	Nov. 15, 2018	Aug. 27, 2018	Apr. 25, 2018	Sep. 15, 2017	Sep. 26, 2020	Sep. 28, 2019	Dec. 28, 2019	Dec. 29, 2018	Feb. 04, 2021	May 20, 2020	Apr. 20, 2020	Dec. 28, 2018	Apr. 05, 2017
Debt instrument, face amount											$ 9,395			$ 1,650
Shares issued, shares						548,015	3,354,080	3,459,680
Common stock, shares outstanding						9,333,763		8,785,748	5,326,068
Preferred Stock, Stated Value Per Share (in dollars per share)						$ 0.00001		$ 0.00001	$ 0.00001
Other director fees including write off						$ 879
Deferred financing costs								$ 497	$ 1,171
Jackson Investment Group LLC [Member]
Shares issued, shares								100,000	492,000
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 62.50
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 1.66
Series E Preferred Stock [Member]
Stock issued to for Convertible of debt, shares						7,303,371		7,303,371
Preferred Stock, Stated Value Per Share (in dollars per share)						$ 0.00001		$ 0.00001	$ 0.00001				$ 1,000
Jackson Investment Group L L C Term Loan Note Two [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 5.00
Jackson Note [Member]
Debt instrument, maturity date	Dec. 31, 2019
Number of common shares issued in event of default	100,000
Senior Secured Note Eighteen Percent Due December Thirty First Two Thousand Nineteen [Member] | Jackson Investment Group LLC [Member]
Non payment of loans due								$ 2,538
Unpaid loans								$ 2,538
HSBC Loan [Member] | GBP [Member]
Debt instrument, face amount												$ 1,000
Jackson Note [Member]
Common stock, shares outstanding					526,697
Warrsnts outstanding					905,508
Jackson Note [Member] | Jackson Investment Group L L C Term Loan Note Two [Member]
Incremental fair value of repricing the warrant				$ 135
Amended And Restated Note Purchase Agreement [Member] | Jackson Note [Member]
Debt instrument, face amount					$ 40,000
Proceeds from sale of secured notes to repay existing subordinated notes aggregate principal amount					$ 11,165
Debt instrument, maturity date					Sep. 15, 2020
Debt Instrument, Interest Rate, Stated Percentage					12.00%
Debt instrument, payment terms								The Jackson Note will accrue interest at 12% per annum, due quarterly on January 1, April 1, July 1 and October 1 in each year, with the first such payment due on January 1, 2018
Debt instrument, frequency of periodic payment								quarterly
Debt instrument, date of first required payment					Jan. 01, 2018
Debt instrument, interest payment description								Interest on any overdue payment of principal or interest due under the Jackson Note will accrue at a rate per annum that is 5% in excess of the rate of interest otherwise payable thereunder
Debt instrument, incremental percentage on interest rate					5.00%
Payment of closing fee					$ 1,000
Shares issued, shares					450,000
Extinguishment of debt, amount					$ 11,165
Amended Agreement [Member] | Jackson Note [Member]
Debt instrument, face amount			$ 8,428
Payment of closing fee			$ 280
Shares issued, shares			192,000
Payment of legal fee			$ 39
Amended and Restated Warrant Agreement [Member]
Deferred financing costs				$ 135
Warrants maturity date description		extended from January 26, 2022 to January 26, 2024.
Incremental fair value of repricing the warrant		$ 357
Amended and Restated Warrant Agreement [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.50
Amended and Restated Warrant Agreement [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.66
Amended and Restated Warrant Agreement [Member] | Jackson Investment Group L L C Term Loan Note Two [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 3.50
Amended and Restated Warrant Agreement [Member] | Debt Exchange Agreement [Member] | Jackson Investment Group L L C Term Loan Note Two [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 3.50
Debt Exchange Agreement [Member]
Debt instrument, face amount		$ 13,000
Stock issued to for Convertible of debt, shares		13,000
Preferred Stock, Stated Value Per Share (in dollars per share)		$ 0.00001
Full settlement of debt		$ 13,000
Conversion of net of legal fees		12,214
Other director fees including write off		445
Deferred financing costs		$ 13,000
Debt Exchange Agreement [Member] | Series E Preferred Stock [Member]
Stock issued to for Convertible of debt, shares		561
Preferred Stock, Stated Value Per Share (in dollars per share)		$ 1,000
Preferred stock, dividend description		Dividend rights of (a) cash dividends accruing (i) at an annual rate per share equal to 12% from the date of issuance and (ii) 17% after the occurrence of a Preferred Default, and (b) a dividend payable in shares of Series E-1 Convertible Preferred Stock. The shares of Series E-1 Preferred Stock have all the same terms, preferences and characteristics as the Series E Preferred Stock (including, without limitation, the right to receive cash dividends), except (i) Series E-1 Convertible Preferred Stock are mandatorily redeemable by the Company within thirty (30) days after written demand received from any holder at any time after the earlier of the occurrence of a Preferred Default or November 15, 2020, for a cash payment equal to the Liquidation Value (as defined in the Certificate of Designation for the Series E Preferred Stock) plus any accrued and unpaid dividends thereon, (ii) each share of Series E-1 Preferred Stock is initially convertible into 602 shares of the Company's common stock, and (iii) Series E-1 Convertible Preferred Stock may be cancelled and extinguished by the Company if all shares of Series E Preferred Stock are redeemed by the Company on or prior to October 31, 2020.
Fourth Omnibus Amendment and Reaffirmation Agreement [Member] | 18% Senior Secured Note [Member]
Debt instrument, face amount		$ 2,538
Debt instrument, maturity date		Dec. 31, 2019
Fourth Omnibus Amendment and Reaffirmation Agreement [Member] | Jackson Note [Member]
Shares issued, shares		100,000
Fourth Omnibus Amendment and Reaffirmation Agreement [Member] | Jackson Note [Member] | Subsequent Event [Member]
Shares issued, shares										500,000